Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Summary of Other Current Assets
Other current assets consist of the following:

		As of December 31,
		2019	2020
		RMB	RMB	US$
Prepaid expenses		33,079,966	46,683,662	7,154,584
Inventory		8,915,574	91,895,497	14,083,601
Deposits in trust protection fund	5 .1	72,264,547	65,272,000	10,003,372
Guarantee deposits held by Funding Partners		743,294,858	58,119,412	8,907,190
Receivables from third party payment service providers	5 .2	466,035,906	325,613,031	49,902,380
Receivables from Funding Partners and service providers		203,700,889	163,011,741	24,982,642
Other account receivables		75,463,305	56,482,783	8,656,365
Others		63,409,004	115,979,798	17,774,682

Total		1,666,164,049	923,057,924	141,464,816

Less: Allowance for other current assets		(27,259,988)	(160,745,160)	(24,635,274)

		1,638,904,061	762,312,764	116,829,542